SHARE-BASED PAYMENTS - Summary of the RSU activity (Details) - 6 months ended Jun. 30, 2024 - Restricted Share Units	shares	Total	$ / shares
NUMBER OF AWARDS
Period start, outstanding (in shares)		0
Granted (in shares)	605,370	605,370
Forfeited (in shares)	(11,463)	(11,463)
Period end, outstanding (in shares)		593,907
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share)			$ 0
Granted (in shares)			9.39
Forfeited (in usd per share)			9.26
Period end, exercise price (in usd per share)			$ 9.39